CONDENSED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021
Sale of units (in shares)	24,300,287	24,300,287
Private Placement
Sale of Private Placement Units (in shares)	3,500,000	3,500,000